Investments in Equity Investees (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of the Group's balances of investment in equity investees
The following table summarizes the Group’s balances of investment in equity investees:

	As of December 31,
	2020	2021
	RMB	RMB
Equity Investments without Readily Determinable Fair Value
Plus Corp (“Plus”) (1)	460,959	1,007,361
Jiayibingding (Beijing) E-commerce Limited (“JYBD”) (2)	280,000	350,000
Others (3)	69,906	879
Equity Method Investments
Guizhou Fubao Digital Venture Capital Partnership (“Fubao Fund”) (4)	—	318,588
Others (5)	64,340	1,523

Total Investment	875,205	1,678,351